                    SUPPLEMENT DATED FEBRUARY 28, 2007 TO THE
                         VINTAGE(SM) ANNUITY PROSPECTUS
                                DATED MAY 1, 2006


Effective February 28, 2007, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract prospectus listed above. Please retain this supplement and keep it with the prospectus for future reference.

1.   UNDERLYING FUND FEES AND EXPENSES

Your variable annuity contract offers the following Underlying Funds:

     - the Legg Mason Partners Variable Dividend Strategy Portfolio and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio of the Legg Mason Partners Investment Series;

     - the Legg Mason Partners Variable Money Market Portfolio of the Legg Mason Partners Variable Portfolios III, Inc.; and

     - the Met/AIM Capital Appreciation Portfolio and Pioneer Strategic Income Portfolio of the Met Investors Series Trust.

The information in the table below replaces the disclosure regarding the Underlying Funds noted above contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2006 and are expressed as a percentage of the Underlying Fund's average daily net assets (note: effective November 1, 2006, the fiscal year end of the Met/AIM Capital Appreciation Portfolio and Pioneer Strategic Income Portfolio of the Met Investors Series Trust was changed to December 31). There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for each Underlying Fund.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION
                                                   AND/OR                                     CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                    TOTAL ANNUAL          WAIVER              ANNUAL
                              MANAGEMENT          (12B-1)         OTHER       OPERATING        AND/OR EXPENSE        OPERATING
     UNDERLYING FUND:             FEE               FEES         EXPENSES      EXPENSES        REIMBURSEMENT          EXPENSES
     ----------------         -----------       -------------    --------    ------------    ---------------------------------------

LEGG MASON PARTNERS                                                                                  --
   INVESTMENT SERIES
Legg Mason Partners
   Variable Dividend
   Strategy Portfolio            0.65%               --           0.24%         0.89%                --                0.89%
Legg Mason Partners
   Variable Premier
   Selections All Cap
   Growth Portfolio              0.75%               --           0.25%         1.00%                --                1.00%



February 2007

                                                DISTRIBUTION
                                                   AND/OR                                     CONTRACTUAL FEE        NET TOTAL
                                                  SERVICE                    TOTAL ANNUAL          WAIVER              ANNUAL
                              MANAGEMENT          (12B-1)         OTHER       OPERATING        AND/OR EXPENSE        OPERATING
     UNDERLYING FUND:             FEE               FEES         EXPENSES      EXPENSES        REIMBURSEMENT          EXPENSES
     ----------------        ------------       -----------      --------    ------------     ---------------       -----------

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
Legg Mason Partners
   Variable Money Market
   Portfolio                     0.45%               --           0.03%         0.48%                --                0.48%
MET INVESTORS SERIES TRUST
Met/AIM Capital
   Appreciation Portfolio        0.78%               --           0.16%         0.94%                --                0.94%
Pioneer Strategic Income
   Portfolio                     0.72%               --           0.16%         0.88%                --                0.88%

2.   MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in the sub-section of the prospectus titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses."

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                             MINIMUM                          MAXIMUM
                                                                             -------                          -------

TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Underlying Fund assets, including
management fees, distribution and/or
service (12b-1) fees, and other expenses)                                     0.48%                            1.16%


3.   EXAMPLE

The information below replaces the disclosure contained in the section of the prospectus titled "Example."

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


                                              IF CONTRACT IS SURRENDERED AT THE END          IF CONTRACT IS NOT SURRENDERED OR
                                                         OF PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             -----------------------------------------   ------------------------------------------
             FUNDING OPTION                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
   -----------------------------------       -------   ---------  ---------  ---------   --------  ---------  ---------  ----------

   Underlying Fund with Minimum Total         $801      $1,221     $1,265     $2,297      $201       $621      $1,065     $2,297
     Annual Operating Expenses........
   Underlying Fund with Maximum Total
     Annual Operating Expenses........        $869      $1,425     $1,606     $2,978      $269       $825      $1,406     $2,978



                                       3